Financial Instruments - Narrative (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Nov. 17, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 27,178,688		R$ 17,431,189
Foreign currency exchange
Disclosure of detailed information about financial instruments [line items]
Risk in equity securities	8,286
Equity price
Disclosure of detailed information about financial instruments [line items]
Risk in equity securities	R$ 978,169
Linx S.A.
Disclosure of detailed information about financial instruments [line items]
Break fee payable in business combination		R$ 453,750